SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Schedule of Group's reportable segments

Year ended December 31, 2024:

	Cryptocurrency Mining	Corporate	Total
	RMB	RMB	RMB	USD
				(Note 3)
	(in thousands)
Revenue	110,739	975	111,714	15,305
Less:
Cost of revenue	(106,464)	(6,854)	(113,318)	(15,524)
Product development	—	(856)	(856)	(117)
Sales and marketing	—	(246)	(246)	(34)
General and administrative	(49,127)	(108,705)	(157,832)	(21,623)
Impairment on advance and other assets	—	(794)	(794)	(109)
Impairment Loss of equipment	(6,505)	—	(6,505)	(891)
Realized gain on exchange cryptocurrencies	60,783	—	60,783	8,327
Fair value change on cryptocurrencies	48,290	—	48,290	6,616
Segment profit (loss)	57,716	(116,480)	(58,764)	(8,050)
Reconciliation of segment profit (loss):
Loss on disposal of subsidiaries	—	—	(11,606)	(1,590)
Impairment on other investments	—	—	(7,160)	(981)
Interest expenses	—	—	(34,224)	(4,689)
Gain on fair value of derivative	—	—	45,037	6,170
Other expenses, net	—	—	(5,803)	(795)
Share of loss in equity method investments	—	—	(1,122)	(154)
Net loss	—	—	(73,642)	(10,089)

Year ended December 31, 2023:

	Cryptocurrency Mining	Corporate	Total
	RMB	RMB	RMB

	(in thousands)
Revenue	168,324	5,721	174,045
Less:
Cost of revenue	(191,928)	(21,251)	(213,179)
Product development	(243)	(1,727)	(1,970)
Sales and marketing	—	(1,729)	(1,729)
General and administrative	(61,312)	(135,478)	(196,790)
Impairment Loss of equipment	(161,002)	—	(161,002)
Realized gain on exchange digital assets	42,836	—	42,836
Fair value change on digital assets	40,036	—	40,036
Segment profit (loss)	(163,289)	(154,464)	(317,753)
Reconciliation of segment profit (loss):
Loss on disposal of subsidiaries	—	—	(282)
Gain on other investments	—	—	3,490
Interest expenses	—	—	(31,379)
Gain on fair value of derivative	—	—	23,171
Gain on debt relief of WoW	—	—	175,302
Other gain, net	—	—	3,174
Gain from discontinued operations	—	—	156,853
Net income	—	—	12,576

Year ended December 31, 2022:

	Cryptocurrency Mining	Corporate	Total
	RMB	RMB	RMB

	(in thousands)
Revenue	97,857	7,072	104,929
Less:
Cost of revenue	(139,192)	(13,115)	(152,307)
Product development	(320)	(2,113)	(2,433)
Sales and marketing	—	(3,496)	(3,496)
General and administrative	(100,376)	(259,559)	(359,935)
Impairment on advance and other assets	(23,675)	18	(23,657)
Impairment of cryptocurrency	(56,171)	(2,453)	(58,624)
Impairment Loss of equipment	(176,856)	(18)	(176,874)
Realized gain on exchange digital assets	10,865	—	10,865
Segment profit (loss)	(387,868)	(273,664)	(661,532)
Reconciliation of segment profit or loss:
Loss on disposal of subsidiaries	—	—	(3,749)
Impairment on equity investment	—	—	(17,252)
Impairment on other investments	—	—	(29,958)
Interest expenses	—	—	(23,337)
Gain on fair value of derivative	—	—	37,250
Other gain, net	—	—	5,172
Loss from discontinued operations	—	—	(286,086)
Net loss	—	—	(979,492)

The following tables present segment assets information about the Group’s reportable segments as of December 31, 2023 and 2024,

	Cryptocurrency Mining	Corporate	Total
	RMB	RMB	RMB
	(in thousands)
Prepayments and other current asset as of December 31, 2023	18,006	10,905	28,911
Prepayments and other current asset as of December 31, 2024	19,251	6,796	26,047

Cryptocurrencies as of December 31, 2023	107,961	—	107,961
Cryptocurrencies as of December 31, 2024	206,130	—	206,130

Property, equipment and software, net as of December 31, 2023	83,690	10,639	94,329
Property, equipment and software, net as of December 31, 2024	20,702	1,227	21,929

Total assets as of December 31, 2023	284,824	78,901	363,725
Total assets as December 31, 1024	309,312	332,712	642,024

Depreciation and amortization expenses for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Cryptocurrency Mining	Corporate	Total
	RMB	RMB	RMB
	(in thousands)
Depreciation and amortization expenses for the year ended December 31, 2024	51,467	9,997	61,464
Depreciation and amortization for the year ended December 31, 2023	79,074	7,792	86,866
Depreciation and amortization for the year ended December 31, 2022	87,219	4,162	91,381

Schedule of geographic area information includes revenue

The following table presents summarized information for revenue by geographic area for the years ended:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB	USD
			(Note 3)
		(in thousands)
Greater China	655	428	289	40
Asia/Eastern Europe	38,700	134,304	102,955	14,105
North America	65,574	39,313	8,470	1,160
Total	104,929	174,045	111,714	15,305

The following table presents summarized information for long-lived assets by geographic area as of:

	December 31, 2023	December 31, 2024
	USD	RMB	USD
			(Note 3)
	(in thousands)
Greater China	7,134	4,967	680
Asia/Eastern Europe	54,694	17,787	2,437
North America	39,370	3,458	474
Total	101,198	26,212	3,591

* Long - lived assets as of December 31, 2024 and 2023 included property, equipment and software, net and operating lease right - of - use assets, net.